SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

a) Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b) Issued and Fully Paid

Common shares as at December 31, 2023: 916,414,375 (December 31, 2022 – 802,226,149).

Preferred shares as at December 31, 2023: nil (December 31, 2022 – nil).

Non-Brokered Private Placement Financing

On September 2, 2022, the Company completed a non-brokered private placement raising aggregate gross proceeds of $5,325,000 (the “September Offering”). Pursuant to the September Offering, the Company issued an aggregate of 17,749,868 flow-through units of the Company (the “FT Units”) at a price of $0.30 per FT Unit. In connection with the September Offering, the Company paid issuance costs of $271,000 in cash. Each FT Unit consisted of one flow-through common share of the Company that qualifies as a “flow-through share” for the purposes of the Income Tax Act (Canada) (the “ITA”). An amount of $3,703,000 ($3,974,000 net of issuance costs of $271,000) was recorded in share capital and the remaining $1,351,000, representing the implied premium, was recorded as a flow-through share premium liability. As at December 31, 2023, the flow-through share premium liability related to the September Offering was nil.

On June 23, 2023, the Company completed a non-brokered private placement raising aggregate gross proceeds of $5,000,000 (the “June Offering”) which consists of 18,518,519 flow-through units (the “FT units”) of the Company at a price of $0.27 per FT unit. Each FT unit consists of one common share and one half of one common share purchase warrant (the “Warrant”), with each full common share purchase warrant being exercisable to acquire one additional common share of the Company at a price of $0.27 for a period 36 months following the closing date of the Offering. The common shares that comprise the FT units qualify as “flow-through shares” for the purposes of the Income Tax Act (Canada) (the “ITA”). An amount of $2,789,000 ($2,916,000 net of issuance costs of $127,000) was recorded in share capital. The Warrants were valued at $324,000 using the relative fair value method, and the remaining $1,759,000, representing the implied premium, was recorded as a flow-through share premium liability (Note 13). The fair value of warrants is determined using the Black-Scholes option pricing model, which takes into account of the following assumptions:

Exercise price:	$0.27 per unit
Time to expiration:	3 years
Risk-free rate:	3.74%
Volatility rate:	48.33%

As at December 31, 2023, the Company had a balance of $1,225,000 as flow-through share premium liability related to this offering.

On December 7, 2023, the Company completed the non-brokered private placement financing (the “December Offering”), raising total gross proceeds of $10,833,000 across two tranches of the offering. The Company issued 86,661,000 units of common shares at a price of $0.125 per unit. Each unit consists of one common share of the Company and one-half of one common share purchase warrant. Each full common share purchase warrant entitles the holder to acquire one common share of the Company at an exercise price of $0.20 prior to the expiry date. An amount of $9,378,000 ($9,767,000 net of issuance costs of $389,075) was recorded in share capital. The Warrants were valued at $1,065,000 using the relative fair value method. The fair value of warrants is determined using the Black-Scholes option pricing model, which takes into account of the following assumptions:

Exercise price:	$0.20 per unit
Time to expiration:	3 years
Risk-free rate:	3.59%
Volatility rate:	48.69%

c) Warrants

The movements in warrants during the year ended December 31, 2023, and year ended December 31, 2022 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2021	91,892,620	$0.48
Warrants expired	(41,545,383)	0.57
Balance as at December 31, 2022	50,347,237	$0.35
Warrants expired	(18,297,009)	0.31
Warrants issued	52,589,759	0.21
Balance as at December 31, 2023	84,639,987	$0.27

The following table summarizes information about warrants outstanding as at December 31, 2023:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.20	43,330,500	$0.20	2.90
$0.27	9,259,259	$0.27	2.47
$0.37	32,050,228	$0.37	1.50
	84,639,987	$0.27	2.33

d) Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

The movements in stock options during the year ended December 31, 2023, and year ended December 31, 2022 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2021	45,140,000	$0.44
Options granted	16,010,000	0.26
Options expired	(13,146,250)	0.63
Options forfeited	(1,631,250)	0.31
Balance as at December 31, 2022	46,372,500	$0.37
Options granted	16,960,000	0.19
Options expired/cancelled	(16,517,500)	0.44
Options forfeited	(1,755,000)	0.23
Balance as at December 31, 2023	45,060,000	$0.28

The following table summarizes information about the stock options outstanding as at December 31, 2023:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
0.16- 0.18	625,000	$0.17	4.52	156,250	$0.17	4.52
0.185- 0.25	19,735,000	$0.20	3.59	11,855,000	$0.21	3.24
0.26- 0.50	24,700,000	$0.34	2.17	24,700,000	$0.34	2.17
	45,060,000	$0.28	2.83	36,711,250	$0.30	2.51

During the year ended December 31, 2023, there were 16,960,000 (December 31, 2022 –16,010,000) stock options granted with an aggregate fair value at the date of grant of $1,695,000 (December 31, 2022 - $2,173,644), or a weighted average fair value of $0.10 per option (December 31, 2022 – $0.14). As at December 31, 2023, 8,348,750 (December 31, 2022 – 8,142,500) stock options remain unvested with an aggregate grant date fair value of $833,300 (December 31, 2022 - $1,100,717).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods. For the year ended December 31, 2023, share-based payments expense is comprised of stock options $1,547,136, restricted share units (“RSUs”) $323,457, deferred share units (“DSUs”) $80,511, and performance share units (“PSUs”) $532,551, and is classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2023	2022
General and administration	$1,170	$1,235
Exploration and evaluation	56	44
Investor relations and marketing communications	121	149
Corporate development and due diligence	245	145
Subtotal	$1,592	$1,573
Statements of Financial Position:
Mineral Properties	892	854
Total	$2,484	$2,427

The grant date fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.25%	1.87%
Share price at grant date (in dollars)	$0.19	$0.27
Exercise price (in dollars)	$0.19	$0.27
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	65.06%	63.97%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.

e) Restricted Share Units

During the year ended December 31, 2023, the Company granted 2,817,045 (December 31, 2022 – 1,090,000) RSUs under its share-based compensation plan to the Company’s executive officers as part of the Company’s long-term incentive plan (“LTIP”). Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and will be settled in equity upon vesting.

During the year ended December 31, 2023, the Company issued 763,330 (December 31, 2022 – 516,664) common shares pursuant to the exercise of RSUs for an aggregate settlement value of $250,011.

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

The following table summarizes the changes in RSU’s for the year ended December 31, 2023:

	Number	Weighted average fair value
Balance as at December 31, 2021	1,550,000	$0.40
RSUs granted	1,090,000	0.25
RSUs settled	(516,664)	0.40
RSUs forfeited	(233,334)	0.40
Balance as at December 31, 2022	1,890,002	$0.31
RSUs granted	2,817,045	0.18
RSUs settled	(763,330)	0.33
RSUs forfeited	(330,002)	0.30
Balance as at December 31, 2023	3,613,715	$0.20

f) Deferred Share Units

During the year ended December 31, 2023, the company granted 450,000 (December 31, 2022- 356,000) DSUs under its share-based compensation plan to a director as part of the Company’s LTIP. DSUs have a graded vesting schedule over an 18-month period and will be settled in equity upon vesting.

The associated compensation cost, which is based on the underlying share price on the date of grant, is recorded as share-based payments expense against share-based payment reserve.

	Number	Weighted average fair value
Balance as at December 31, 2021	303,000	$0.36
DSUs granted	356,000	0.26
Balance as at December 31, 2022	659,000	$0.30
DSUs granted	450,000	0.18
Balance as at December 31, 2023	1,109,000	$0.25

g) Performance Share Units

During the year ended December 31, 2023, the Company granted 4,900,000 PSUs (December 31, 2022 – 1,913,000) under the Plan to certain executives as part of the Company’s LTIP. The amount of shares ultimately to be issued will vary from a factor of 0 to 2 based on the number of PSUs granted, depending on the Company’s share performance as compared to the share performance of a selected group of peer companies.

The estimated value of the PSUs is determined at the grant date using a Monte Carlo simulation model. The model is based on several assumptions, including the share price volatility of the Company’s stock, as well as the volatility of the selected group of peer companies and the correlation of returns between the peer group and the Company.

The following table summarizes the changes in PSUs for the year ended December 31, 2023:

	Number	Weighted average fair value
Balance as at December 31, 2021	-	$-
PSUs granted	1,913,000	0.24
Balance as at December 31, 2022	1,913,000	$0.24
PSUs granted – February 14, 2023	4,900,000	0.22
Balance as at December 31, 2023	6,813,000	$0.23